Income Tax Expense (Recovery) (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax (Expense) Recovery
The components of the provision for income tax recovery (expense) are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Current	16,408	(3,219)	12,622	(8,072)
Deferred	767	(185)	761	(368)
Income tax recovery (expense)	17,175	(3,404)	13,383	(8,440)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

	Six Months Ended June 30,
	2020	2019
	$	$
Balance of unrecognized tax benefits as at January 1	62,958	40,556
Increases for positions related to the current year	2,947	2,106
Changes for positions taken in prior years	(13,424)	4,121
Decrease related to statute limitations	(1,480)	—
Balance of unrecognized tax benefits as at June 30	51,001	46,783